Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)		9 Months Ended		12 Months Ended
	Dec. 26, 2025 $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares
Concentration Risk [Line Items]
Dilutive stock options | shares				656,140
Impairment expense related to property and equipment				$ 43,000	$ 219,707
Discount rate		14.55%		14.55%
Allowance for doubtful accounts		$ 0		$ 0	0
Federal deposit insurance		$ 250,000		250,000
FDIC limits				$ 2,956,082	$ 20,439,762
Ownership percentage			85.00%	85.00%
Reverse stock split ratio	0.20
Common stock, par value | $ / shares	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Revenue for licenses				$ 2,773,750	$ 356,250
Revenue recognized over the time		$ 0	$ 0	$ 34,375	$ 31,250
Three Suppliers [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage					91.00%
Revenue [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		26.00%	36.00%	32.00%	28.00%
Revenue [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	17.00%	13.00%	23.00%
Revenue [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	11.00%	10.00%	11.00%
Accounts Receivable [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage				32.00%	32.00%
Accounts Receivable [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		28.00%		26.00%	27.00%
Accounts Receivable [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage		27.00%		9.00%	10.00%
Accounts Receivable [Member] | Fourth Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage					8.00%
Accounts Payable And Accrued Expenses [Member] | First Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage		75.00%		51.00%	68.00%
Accounts Payable And Accrued Expenses [Member] | Second Vendors [Member]
Concentration Risk [Line Items]
Concentration risk percentage			72.00%	35.00%	68.00%